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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22595_______________

 FSI Low Beta Absolute Return Fund

(Exact name of registrant as specified in charter)

3205 South Boston, Suite 1130	Tulsa, OK	74103-4700
	(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (918) 585-5858

Date of fiscal year end:         August 31

Date of reporting period:      November 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
Schedule of Investments
November 30, 2013 (Unaudited)

Shares	Underlying Funds (a) - 89.8%	Value

Credit - 3.8%
956	MidOcean Absolute Return Credit Offshore Fund, Ltd.	$1,004,162

Credit (Emerging Market Focused) - 3.1%
3,023	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 0713	472,491
1,368	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 0913	214,508
833	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1113	131,490
		818,489
Equity Long/Short - 22.1%
434	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0713	463,347
400	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0913	424,630
1,531	Lanx Offshore Partners (QP), Ltd., Class A, Series 0713 III R	1,639,878
435	Lanx Offshore Partners (QP), Ltd., Class A, Series 0813 III R	458,442
1,734	Lanx Offshore Partners (QP), Ltd., Class A, Series 0913 III R	1,826,167
517	Miura Global Fund, Ltd., Class AA Sub Class II, Series 0713	553,798
450	Miura Global Fund, Ltd., Class AA Sub Class II, Series 0913	477,550
		5,843,812
Event Driven (Distressed Debt) - 6.9%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	454,967
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	257,514
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	242,789
850	Scoggin Worldwide Distressed Fund Ltd., Class Q, Series 0913	867,127
		1,822,397
Event Driven (Multi-Asset Class) - 9.9%
1,021	Pluscios Offshore Fund, SPC, Class F, Series 0713 (b)	1,091,653
290	Pluscios Offshore Fund, SPC, Class F, Series 0813 (b)	304,866
1,154	Pluscios Offshore Fund, SPC, Class F, Series 0913 (b)	1,224,705
		2,621,224
Global Macro - 2.7%
459	Centennial Global Macro Fund Segregated Portfolio, Series D 0713 (c)	430,196
131	Centennial Global Macro Fund Segregated Portfolio, Series D 0813 (c)	124,776
165	Centennial Global Macro Fund Segregated Portfolio, Series D 0913 (c)	160,230
		715,202
Multi-Strategy - 26.8%
434	Atlas Enhanced Fund, Ltd., Class B, Series 0713	495,194
400	Atlas Enhanced Fund, Ltd., Class B, Series 0913	443,936
728	Millenium International, Ltd., Class EE Sub Class III, Series 08A	758,747
500	Millenium International, Ltd., Class EE Sub Class III, Series 10A	511,545
8,004	Titan Masters International Fund, Ltd., Series D7-13	1,619,936
2,233	Titan Masters International Fund, Ltd., Series D8-13	451,811
8,902	Titan Masters International Fund, Ltd., Series D9-13	1,801,688
434	Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 07-13	461,590
247	Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 08-13	258,571
288	Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 09-13	301,089
		7,104,107

FSI LOW BETA ABSOLUTE RETURN FUND
Schedule of Investments (Continued)

Shares	Underlying Funds - 89.8% (Continued)	Value

Relative Value Arbitrage - 14.5%
662	AlphaBet Offshore, Ltd., Class A1, Series 2013-09	$662,865
131	AlphaBet Offshore, Ltd., Class A1, Series 2013-11	133,456
980	Hildene Opportunities Offshore Fund, Ltd., Series 8 September 2013	1,046,174
20	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	513,969
49	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Series 1113	493,115
508	Pine River Fixed Income Fund, Ltd., Class A, Series 49	521,173
480	Pine River Fixed Income Fund, Ltd., Class A, Series 53	482,009
		3,852,761

Total Underlying Funds (Cost $22,705,300)		$23,782,154

Shares	Money Market Funds - 9.4%	Value

2,476,763	Fidelity Institutional Money Market Fund, 0.05% (d) (Cost $2,476,763)	$2,476,763

Total Investments - 99.2% (Cost $25,182,063) *		$26,258,917

Other Assets in Excess of Liabilities - 0.8%		212,817

Net Assets - 100.0%		$26,471,734

(a)	Underlying Funds are investment funds that are not registered under the Investment Company Act of 1940, as amended, (each a "Private Fund") and Private Funds that invest in other Private Funds.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, another Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of November 30, 2013.

*	Cost for federal income tax purposes is $26,298,119 and net unrealized depreciation consists of (Note 1):

Gross unrealized appreciation	$-
Gross unrealized depreciation	(39,202)
Net unrealized depreciation	$(39,202)

FSI LOW BETA ABSOLUTE RETURN FUND
Schedule of Investments (Continued)

				Unfunded
		Redemption	Redemption	Commitments as of
Value (e)	Strategy	Frequency	Notice (Days)	November 30, 2013

$1,004,162	Credit (f)	Monthly	60	$-

818,489	Credit (Emerging Market Focused) (g)	Quarterly	30	-

5,843,812	Equity Long/Short (h)	Quarterly-	45-95	-
		Semi-Annually

1,822,397	Event Driven (Distressed Debt) (i)	Quarterly	60-90	-

2,621,224	Event Driven (Multi-Asset Class) (j)	Quarterly	65	-

715,202	Global Macro (k)	Monthly	35	-

7,104,107	Multi-Strategy (l)	Monthly-	45-90	-
		Quarterly

3,852,761	Relative Value Arbitrage (m)	Monthly-	45-180	-
		Quarterly

(e)	Values in investments of Underlying Funds have been estimated using the net asset value per share as of November 30, 2013 (Note 1).

(f)
Includes Underlying Funds that employ an investment process designed to isolate attractive opportunities in corporate fixed income securities; this includes investments across the fixed income spectrum, including investment grade, high yield, government securities, senior and subordinated claims, as well as bank debt and other outstanding obligations.  Strategies include using long and short positions to take advantage of a perceived mispricing of a specific instrument or a perceived discrepancy in the pricing of instruments with similar characteristics.  Investments representing 100% of the value of the Underlying Fund investments in this strategy can be redeemed with no restrictions as of November 30, 2013.

(g)
Includes Underlying Funds that invest with a focus on emerging market fixed income securities.  Investments can range from emerging market sovereign credit to emerging market investment grade fixed income securities, with the Underlying Funds employing both long and short investment strategies across the fixed income spectrum to take advantage of attractive pricing opportunities.  An emerging market country is a country that is in the process of developing and typically has a per-capita income on the lower to middle end of the world range and is in the process of moving from a closed market to an open market.  Investments representing 100% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 7 and 11 months as of November 30, 2013.

FSI LOW BETA ABSOLUTE RETURN FUND
Schedule of Investments (Continued)

(h)
Includes Underlying Funds that invest both long and short primarily in common stocks. Management of these Underlying Funds has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long position to a net short position.  These strategies aim to invest in equity securities believed to be undervalued or that offer high growth opportunities, while attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures and/or options.  Investments representing 33% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty ranging between 2 and 3% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 7 and 9 months as of November 30, 2013.  The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of November 30, 2013.

(i)
Includes Underlying Funds that employ an investment process focused primarily on corporate fixed income instruments trading at significant discounts to their value at issuance or par value at maturity as a result of formal bankruptcy proceedings, corporate restructurings or financial market perceptions of near term proceedings or the market environment for that specific company.  Investments representing 52% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 7 and 9 months as of November 30, 2013.  The remaining Underlying Fund investments in this strategy cannot be redeemed without payment of a redemption penalty of 3% of the net asset value of the interests being liquidated for redemptions in excess of 25% of the net asset value of the Underlying Fund.

(j)
Includes Underlying Funds that attempt to take advantage of the effect of events on the value of securities.  Equity and fixed income securities subject to this strategy may include distressed companies (i.e., companies whose securities are available at a reduced price but are expected to be worth more after emergence from bankruptcy or upon liquidation) and companies subject to potential mergers, as well as companies initiating spin-offs, restructurings and recapitalizations.  These positions can be held as long investment positions or short positions.  Investments representing 100% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments ranges between 7 and 9 months as of November 30, 2013.

(k)
Includes Underlying Funds that invest in a broad range of strategies in which the investment process is predicated on movements in underlying macro-economic variables and the impact these have on equity, fixed income, hard currency and commodity markets.  Investments representing 100% of the value of the Underlying Fund investments in this strategy can be redeemed with no restrictions as of November 30, 2013.

(l)
Includes Underlying Funds that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds.  Investments representing 18% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated.  The remaining restriction period for these investments is between 8 and 10 months as of November 30, 2013.  Investments representing 14% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed without payment of a redemption penalty of 3% for the net asset value of the interests being liquidated for redemptions in excess of 50% of the net asset value of the Underlying Fund.  The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of November 30, 2013.

FSI LOW BETA ABSOLUTE RETURN FUND
Schedule of Investments (Continued)

(m)
Includes Underlying Funds that seek to take advantage of price differentials between related financial instruments, such as stocks and bonds, by simultaneously buying and selling the different securities - thereby allowing investors to potentially profit from the "relative value" of the two securities.  Investments representing 26% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equity to 3% of the net asset value of the interests being liquidated.  Investments representing 26% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 month of purchase.  The remaining restriction period for these investments is between 7 and 11 months as of November 30, 2013.  The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of November 30, 2013.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments
November 30, 2013 (Unaudited)

1.	Security valuation

FSI Low Beta Absolute Return Fund (the “Fund”) computes its net asset value as of the last business day of each month.  In determining its net asset value, the Fund values its investments as of such month-end.  The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value.  In accordance with the valuation procedures, the Board has formed a valuation committee which meets monthly to consider the fair valuation of the Underlying Funds.  Additionally, the Board reviews and considers the ratification of the fair value determinations at its quarterly Board meetings.  As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation.  In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.  Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund’s valuation date.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of instruments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type, as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Hedge Funds
Credit	$-	$1,004,162	$-	$1,004,162
Distressed Debt	-	-	1,822,397	1,822,397
Emerging Market Debt	-	-	818,489	818,489
Equity Long/Short	-	3,924,487	1,919,325	5,843,812
Event Driven	-	-	2,621,224	2,621,224
Global Macro	-	715,202	-	715,202
Multi-Strategy	-	4,812,565	2,291,542	7,104,107
Relative Value Arbitrage	-	1,842,495	2,010,266	3,852,761
Money Market Funds	-	2,476,763	-	2,476,763

Total	$-	$14,775,674	$11,483,243	$26,258,917

As of November 30, 2013, the Fund did not have any transfers in and out of any Level.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of 8/31/13	$5,833,888
Purchases	5,370,557
Change in unrealized appreciation (depreciation)	278,798

Balance as of 11/30/13	$11,483,243

Significant unobservable valuation inputs for material Level 3 investments as of November 30, 2013 are as follows:

	Value at	Valuation Technique/
Investment in Securities	11/30/2013	Unobservable Input

Hedge Funds
Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 1	$454,967	not redeemable within 7 months
Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 2	257,514	not redeemable within 8 months
Candlewood Structures Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 3	242,789	not redeemable within 9 months
Greylock Global Opportunity Fund		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series 0713	472,491	not redeemable within 7 months
Greylock Global Opportunity Fund		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series 0913	214,508	not redeemable within 9 months

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

	Value at	Valuation Technique/
Investment in Securities	11/30/2013	Unobservable Input

Hedge Funds (Continued)
Greylock Global Opportunity Fund		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series 1113	131,490	not redeemable within 11 months
Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0713	463,347	not redeemable within 7 months
Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0913	424,630	not redeemable within 9 months
Kawa Off-Shore Feeder Fund, Ltd.,		Unadjusted NAV as practical expedient;
Ordinary Shares, Lead Series	513,969	not redeemable within 7 months
Kawa Off-Shore Feeder Fund, Ltd.,		Unadjusted NAV as practical expedient;
Ordinary Shares, Series 1113	493,115	not redeemable within 11 months
Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 08A	758,747	not redeemable within 8 months
Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 10A	511,545	not redeemable within 10 months
Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Series 0713	553,798	not redeemable within 7 months
Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Series 0913	477,550	not redeemable within 9 months
Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 49	521,173	not redeemable within 7 months
Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 53	482,009	not redeemable within 10 months
Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0713	1,091,653	not redeemable within 7 months
Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0813	304,866	not redeemable within 8 months
Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0913	1,224,705	not redeemable within 9 months

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	January 29, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 29, 2014

*	Print the name and title of each signing officer under his or her signature.